Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	2.95%	1.78%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	2.40%	1.18%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	2.95%	1.77%